Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial Liabilities
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at June 30, 2026:

	Loan Payable	Project Financing	Lease Obligations (Note 10)	Total

Balance at December 31, 2025	$1,233	$175	$565	$1,973

Changes from financing activities:
Repayment of loan payable	(155)	-	-	(155)
Payment of lease obligations	-	-	(163)	(163)
Payment of project financing	-	(44)	-	(44)

Total changes from financing activities	(155)	(44)	(163)	(362)

Foreign exchange	-	1	(8)	(7)

Other changes:
Financing costs	49	-	26	75
Interest paid	(49)	-	(26)	(75)
New loan	619	-	-	619
Gain on extingusihment of debt	-	(132)	-	(132)
New leases (Note 6)	-	-	319	319
Adjustment (Note 6)	-	-	(92)	(92)

Balance at June 30, 2026	$1,697	$-	$621	$2,318

Current	$414	$-	$194
Long-term	$1,283	$-	$427